Related Party Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Assets identified	R$ 57,384,156	R$ 55,819,074
NET OPERATING REVENUE	22,651,036	21,479,468	R$ 20,535,341
Fees And Social Security Charges [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(40,800)	(22,709)	(19,734)
Pension And Healthcare Plans [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(1,809)	(1,641)	(1,384)
State Of Parana [Member] | Sanepar [Member]
Entity Information [Line Items]
Assets identified	445	19
Liabilities	0	0
NET OPERATING REVENUE	12,164	68	485
Cost/ expenses	0	0	0
State Of Parana [Member] | Dividends Payable [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	193,265	168,032
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Energia Solidaria Program [Member]
Entity Information [Line Items]
Assets identified	22,928	22,314
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Tarifa Rural Noturna Program [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Employees Transferred [Member]
Entity Information [Line Items]
Assets identified	342	382
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
State Of Parana [Member] | Meteorological Systemof Parana Simepar [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	649	702
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(7,879)	(8,748)	(7,422)
BNDES And BNDESPAR [Member] | Dividends Payable [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Liabilities	281,508	212,455
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
BNDES And BNDESPAR [Member] | Financing [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	1,796,646	1,939,427
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(164,478)	(180,030)	(190,881)
BNDES And BNDESPAR [Member] | Debentures Wind Farms [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	183,225	200,242
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(23,509)	(25,036)	(28,085)
Caiua Transmissora De Energia [Member]
Entity Information [Line Items]
Assets identified	402	326
Liabilities	0	0
NET OPERATING REVENUE	4,726	3,860	3,619
Cost/ expenses	0	0	0
Caiua Transmissora De Energia [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	2,836	2,737
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Integracao Maranhense Transmissora [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	3,149	739
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Matrincha Transmissora De Energia [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	14,045	14,022
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Guaraciaba Transmissora De Energia [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	34,017	44,882
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Paranaiba Transmissora De Energia [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	6,635	8,360
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Cantareira Transmissora De Energia [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	9,600	10,421
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Mata De Santa Genebra Transmissao [Member]
Entity Information [Line Items]
Assets identified	2,299	2,180
Liabilities	0	0
NET OPERATING REVENUE	13,638	13,653	19,318
Cost/ expenses	0	0	0
Mata De Santa Genebra Transmissao [Member] | Dividends [Member]
Entity Information [Line Items]
Assets identified	11,527	13,837
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Dona Francisca Energetica S A [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	1,356	1,356
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(14,527)	(15,345)	(16,089)
Dona Francisca Energetica S A [Member] | Dividends [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	54	514
Liabilities	0	0
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Fozdo Chopim Energetica Ltda [Member] | Total for all associates [Member]
Entity Information [Line Items]
Assets identified	0	301
Liabilities	0	0
NET OPERATING REVENUE	1,456	3,570	3,360
Cost/ expenses	0	0	0
Administrative Property Rental [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	130,483	120,451
NET OPERATING REVENUE	0	0	0
Cost/ expenses	(12,211)	(10,091)	(10,713)
Pension And Healthcare Plans [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	1,158,709	1,484,243
NET OPERATING REVENUE	0	0	0
Cost/ expenses	0	0	0
Lactec [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	7	3
Liabilities	468	323
NET OPERATING REVENUE	525	462	645
Cost/ expenses	(1,697)	(5,706)	(5,004)
Tecpa [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	2,281	2,030	2,021
Cost/ expenses	0	0	0
Celepa [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	1,148	1,113	719
Cost/ expenses	(6)	(26)	(11)
Assembleia Legislativa Do Parana [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	326	319	300
Cost/ expenses	0	0	0
Portos Do Parana [Member] | Other related parties [Member]
Entity Information [Line Items]
Assets identified	0	0
Liabilities	0	0
NET OPERATING REVENUE	4,114	5,070	5,552
Cost/ expenses	R$ 0	R$ 0	R$ 0